Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Summary of Lease Cost
The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Operating lease costs	$3,566	$4,594
Variable lease costs	837	602

Total lease costs	$4,403	$5,196

The components of lease expense for the year ended December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021
Operating lease costs	$16,386
Variable lease costs	2,110

Total lease costs	$18,496

Summary of Supplemental Cash Flow and other Information Related to Leases
Supplemental cash flow and other information related to leases for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Cash payments for operating leases	$2,516	$2,968
Operating lease assets obtained in exchange for lease liabilities	—	2,365

The lease term and discount rate consisted of the following at December 31, 2021:

Weighted-average remaining lease term (years)	12.9
Weighted-average discount rate	6.3%
Supplemental cash flow and other information related to leases for the year ended December 31, 2021 were as follows (in thousands):

Year Ended December 31, 2021
Cash payments for operating leases	$11,403
Operating lease assets obtained in exchange for lease liabilities	2,876

Summary of Operating Lease Liabilities
Years Ending December 31:

2022	$8,559
2023	6,124
2024	7,325
2025	7,317
2026	6,843
Thereafter	61,636

Total Lease Payments	97,804
Less: Interest	(33,619)
Total	$64,185

Schedule of Future Minimum Rental Payments for Operating Leases

Years Ending December 31:
2021	$7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415

Total	$101,130